Capital Structure	6 Months Ended
Jun. 30, 2026
Capital Structure [Abstract]
Capital Structure
12.	Capital Structure:

Details of the Company’s common stock and warrants are discussed in Note 11 of the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report on Form 20-F filed with the SEC on March 31, 2026 and are supplemented by the below new activities into the six-month period.

(a)	Common Stock

i)	Dividends

On May 27, 2026, the Company declared a regular quarterly cash dividend of $0.20 per share for the first quarter of 2026, to all shareholders of record as of June 29, 2026. The dividends amounting to $4,334 were paid on July 10, 2026 (Note 17) and are included in “Other current liabilities” as of June 30, 2026 in the accompanying unaudited interim condensed consolidated balance sheets.

On February 13, 2026, the Company declared a regular quarterly cash dividend of $0.20 per share for the fourth quarter of 2025, to all shareholders of record as of March 27, 2026. The dividends amounting to $4,334 were paid on April 10, 2026.

On January 9, 2026, the Company paid a regular quarterly cash dividend of $0.13 per share or $2,744 for the third quarter of 2025 to all shareholders of record as of December 29, 2025.

Total cash dividends declared in the six-month period ended June 30, 2026, amounted to $8,668.